Income Taxes - (Loss) income before income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Income (loss) before income taxes	$ 11,179	$ (16,784)	$ 167,829